Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before tax	$ 1,109,725	$ 1,035,595
Adjustments
Depreciation expenses	135,686	250,228
Depreciation expenses-Right-of-use assets	203,138	718,635
Amortization expenses	16,122	17,655
(Reversal gains) expected credit losses	(8,365)	81,842
Inventory write-down (reversal)	11,324	(37,569)
Share-based payment	131,712	131,712
Interest income	(264,610)	(336,375)
Interest expense	402,931	808,681
Changes in operating assets
Accounts receivable	1,022,077	1,700,993
Accounts receivable – related parties	(5,029,583)
Other receivables	12,374	266,750
Inventories	(379,402)	363,974
Prepayments	(266,049)	102,062
Other current asset		(1,083,570)
Other non-current assets		1,697,807
Changes in operating liabilities
Current contract liabilities	(168,424)	(367,315)
Accounts payable	15,800	193,767
Other payables	280,537	(1,713,448)
Other current liabilities	(144,383)	3,700,296
Cash flows (used in) from operations	(2,919,390)	7,531,720
Interest received	264,610	336,375
Interest paid	(402,931)	(808,681)
Income tax paid	(15)	(20,764)
Net cash flows (used in) from operating activities	(3,057,726)	7,038,650
Cash flows from investing activities
(Purchase of) sales proceeds from financial assets at amortized cost	(213,142)	234,394
Decrease in guarantee deposits	491,940	303,686
Other receivables- related parties (include Long-term receivables-related parties)	201,299	(9,028,904)
Acquisition of property, plant and equipment	(25,225)	(93,510)
Acquisition of intangible assets	(6,937)	(16,812)
Proceeds from disposal of land use rights		1,093,203
Proceeds from disposal of consolidated entities	1,363,127	1,744,168
Cash outflow due to reduction in consolidated entities		(2,807,668)
Net cash from (used in) investing activities	1,811,062	(8,571,443)
Cash flows from financing activities
Increase in short-term bank loans	2,034,824	636,035
Payments for lease liabilities	(205,321)	(206,147)
Proceeds from long-term bank loans	482,284	642,467
Payments on long-term bank loans	(421,063)	(709,416)
Deferred IPO Cost	(480,251)	(1,143,376)
Net cash flows from (used in) financing activities	1,410,473	(780,437)
Effect of foreign exchange rate changes	(74,165)	(76,416)
Net increase (decrease) in cash	89,644	(2,389,646)
Cash and cash equivalents at beginning of year	559,462	2,949,108
Cash and cash equivalents at end of year	$ 649,106	$ 559,462